REPORTABLE SEGMENTS (Details Textual) - bbl	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023
URUGUAY
Disclosure Of Reportable Segments [Line Items]
Area of Property	(50.00%)
Pulp [Member]
Disclosure Of Reportable Segments [Line Items]
Annual production capacity	5,100,000
Osb [Member] | Sonae Arauco Production Capacity [Member]
Disclosure Of Reportable Segments [Line Items]
Annual production capacity	460,000
Osb [Member] | Arauco Total Capacity [Member]
Disclosure Of Reportable Segments [Line Items]
Annual production capacity		230,000
Pb [Member] | Sonae Arauco Production Capacity [Member]
Disclosure Of Reportable Segments [Line Items]
Annual production capacity	2,400,000
Pb [Member] | Arauco Total Capacity [Member]
Disclosure Of Reportable Segments [Line Items]
Annual production capacity		4,100,000
Wood products [Member]
Disclosure Of Reportable Segments [Line Items]
Annual production capacity	7,100,000
Description of percentage of customers for the product	Arauco has no customers representing 10% or more of its revenues.
Sawn Wood [Member]
Disclosure Of Reportable Segments [Line Items]
Annual production capacity	2,400,000
Mdf [Member] | Sonae Arauco Production Capacity [Member]
Disclosure Of Reportable Segments [Line Items]
Annual production capacity	1,200,000
Mdf [Member] | Arauco Total Capacity [Member]
Disclosure Of Reportable Segments [Line Items]
Annual production capacity		4,100,000
Plywood [Member] | Arauco Total Capacity [Member]
Disclosure Of Reportable Segments [Line Items]
Annual production capacity		700,000
Swan Timber [Member] | Sonae Arauco Production Capacity [Member]
Disclosure Of Reportable Segments [Line Items]
Annual production capacity	70,000
Swan Timber [Member] | Arauco Total Capacity [Member]
Disclosure Of Reportable Segments [Line Items]
Annual production capacity		2,400,000